INTANGIBLE ASSET (Detail Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible asset	$ 2,039,000	$ 2,039,000
Represents information of Worldwide License Neo 1940.
Payments to acquire intangible assets	$ 1,500,000
Number of common stock payable recorded	227
Amount of stock options exercise to develop product	$ 539,000
Intangible asset	$ 2,039,000	$ 2,039